Putnam
Global
Governmental
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The value of a globally oriented portfolio of fixed-income securities was clearly demonstrated during the first half of Putnam Global Governmental Income Trust's fiscal year. During the six months ended April 30, 1999, the Japanese and emerging Asian economies' markets moved up smartly, European markets were uninspired, and the U.S. market endured the letdown of a migration from quality.

While the fund's defensive positioning minimized the negative effects of the European and U.S. markets, it also moderated the gains made in the Asian markets. On balance, the fund was able to deliver positive results during this challenging period.

In the report that begins on the facing page, the management team discusses the fund's performance during this challenging period and offers its views on prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999



Report from the Fund Managers

D. William Kohli
Jeffrey A. Kaufman

Last fall, as Putnam Global Governmental Income Trust began its 1999 fiscal year, a steady diet of good inflation news, the flight to quality, and accommodative monetary policy were pushing bond prices into the overvalued territory. More recently a massive injection of liquidity, coupled with huge budget deficits, has begun to create economic warming in Asia outside Japan. This development, in turn, has begun to boost U.S. exports, arrest the slide in commodity prices, and cause leadership changes in the stock market. Now global economic stabilization, the strong U.S. economy, and rising commodity prices, including oil, have raised the spectre of tighter interest rates, according to Federal Reserve Board Chairman Alan Greenspan.

Given this environment, it is not surprising that global bond markets recorded modest overall gains during the first half of your fund's fiscal year. Performance varied considerably by region. Japan advanced strongly, European markets were lackluster, and the U.S. bond market lagged. In this challenging environment, Putnam Global Governmental Income Trust's defensive structure helped provide value to shareholders.

Total return for 6 months ended 4/30/99

         Class A              Class B                Class M
       NAV      POP         NAV     CDSC           NAV      POP
------------------------------------------------------------------
      2.44%    -2.43%      2.00%    -2.95%         2.25%   -1.09%
------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


[GRAPHIC OMITTED: horizontal bar chart SAMPLE BOND MARKET RETURNS]

SAMPLE BOND MARKET RETURNS

(6 months through 4/30/99 in U.S. dollars)

United Kingdom     0.6%

France            -6.6%

Germany           -6.8%

United States     -1.3%

Argentina         10.4%

Brazil            20.8%

Ecuador            2.4%

Venezuela         32.7%

Russia            29.0%

Footnote reads:
Sources: Salomon Smith Barney and J.P. Morgan Securities, Inc. The fund's investments in these markets produced returns that may not match those shown. Past performance is not indicative of future results.


* TREASURIES TUMBLE IN U.S. BOND MARKET

U.S. Treasuries suffered during the fund's semiannual period, falling from favor as investors shifted away from flight-to-quality positions established in the summer and fall months of 1998 and driven further down as a steady drumbeat of reports indicated higher than expected economic growth. These reports, together with the expected lag effect of late 1998's three Fed interest-rate cuts, make any further interest-rate reductions unlikely in the near term. These persistent signals of economic vigor raised concerns about possible interest rate increases by the Fed with a resulting negative effect on bond prices.

Your fund's holdings in the U.S. spread sectors (mortgage-backed securities, high-yield bonds, and investment-grade corporates) contributed to performance, as investors became more accepting of credit risk in exchange for higher yields. Within the U.S. corporate sector, our emphasis on the finance and telecommunications industries and the favorable climate for mergers and acquisitions that has characterized them for some time contributed to relative returns. In the U.S. mortgage-backed sector, our emphasis on securities with lower prepayment sensitivity proved rewarding. The fund's exposure to U.S. Treasuries, however, detracted from returns.


[GRAPHIC OMITTED: horizontal bar chart GEOGRAPHIC BREAKDOWN (4/30/99)]

GEOGRAPHIC BREAKDOWN (4/30/99)*

United States      39.7%

United Kingdom     13.2%

Sweden              9.1%

Germany             7.4%

Netherlands         6.5%

Canada              4.9%

New Zealand         3.9%

Italy               3.2%

Other              15.9%

Footnote reads:
* Based on net assets. Country allocations will vary over time.


* EUROPE BOND MARKET COOLS

After beginning the fiscal period with robust gains, European markets later cooled as the European Central Bank staunchly resisted political pressures to ease monetary policy. In addition, the same unwinding of flight-to-quality positions that weakened U.S. Treasuries affected core markets. As the period progressed, we turned our attention to some of the peripheral, non-euro-bloc markets of Europe, adding to attractively valued, higher-yielding issues from Denmark and Sweden.


"[Fund] manager Bill Kohli's strategy is straightforward. He relies on a team of macroeconomic forecasters to develop a global outlook and then positions the portfolio where he sees the most attractive interest rates and potential for currency appreciation."

 -- Morningstar Mutual Funds, February 19, 1999


The euro's decline this year against the U.S. dollar reflects the relative strength of the U.S. economy versus Europe's as well as anticipated European interest-rate reductions. We remain bearish on the British pound based on economic fundamentals and expectations of future interest-rate cuts by the Bank of England.

We have moderated our inclination toward European markets, though we still believe the region's economic slowdown allows room for further interest-rate cuts. Your fund's exposure to the U.K. market during the period proved somewhat of a negative; however, our shorter-duration stance in this market limited the damage.



The Euro: New Kid on the Block Beats Out the Dollar

In the first three months of 1999, the euro has replaced the dollar as the favorite currency of the world's bond issuers. Euro-denominated bond issues in the first quarter of 1999 were worth $182 billion, 44.6% of the global total, just ahead of dollar-denominated bonds, which were worth $181 billion, according to The Economist. In the first quarter of 1998, dollar-denominated bonds accounted for 46% of the world total, compared with only 36.2% denominated in the euro's predecessor currencies. Sterling's share of global bond issues dropped from 9.5% in the first quarter of 1998 to 5.9% this year.


* JAPANESE BONDS REBOUND

Japan's bond market started the fiscal year in a decline but rebounded handsomely toward the end of the reporting period. Concerns about an impending oversupply of Japanese government bonds receded, as traditional public-sector buyers reversed earlier decisions to cut back purchases dramatically. Also weaker than expected economic data prompted further interest-rate cuts by the Bank of Japan.

The portfolio's underweight position in Japan hindered your fund's performance, as Japanese government bonds rallied during the period. We are still bearish on Japan given that market's low-yield levels. The threat of oversupply, however, seems to have receded, as demand from the public sector has been renewed and the country's economy remains mired in recession.

* EMERGING MARKETS BOLSTER PERFORMANCE

Emerging markets rallied broadly during the period. After the devaluation of its currency in January, Brazil staged a remarkable turnaround. Other markets such as South Korea and Thailand also benefited, as investors began accepting risk back into their portfolios. Your fund's exposure to the resurgent emerging markets bolstered performance during the semiannual period.

Looking ahead, sluggish global growth, weak commodity prices, and some country-specific policy dilemmas are near-term concerns in the emerging markets. The policy orientation in most of these countries, however, continues to favor market-oriented reforms and external debt service remains a high priority. We are focusing on those markets that offer attractive opportunities. We plan to maintain small exposures to attractive emerging markets including Mexico and Brazil.

* WELL-POSITIONED FOR POSSIBLE BUYING OPPORTUNITIES

In the United States, inflation has been in hibernation for some time but has lately shown some signs of waking. Import and commodity prices have bottomed. Corporate profits are looking healthy again partly because of better economic times abroad. This would be a good excuse for wages to rise faster, given current labor shortages.

Looking outside the United States, we believe that in the global bond markets, as in football, a great offense is a good defense. A meaningful economic slowdown will not come until interest rates move higher. Once rising rates chill the economic temperature, there will be better buying opportunities and we will continue to monitor world bond markets to take full advantage of them as they arise.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Any government backing only guarantees that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage-backed securities may be subject to prepayment risk.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Governmental Income Trust is designed for investors seeking high current income by investing principally in debt securities of foreign and U.S. government entities, including supranational issuers. Preservation of capital and long-term total return are secondary objectives.


TOTAL RETURN FOR PERIODS ENDED 4/30/99

                     Class A           Class B           Class M
(inception dates)    (6/1/87)          (2/1/94)          (3/17/95)
                   NAV      POP      NAV     CDSC      NAV       POP
--------------------------------------------------------------------------
6 months          2.44%   -2.43%    2.00%   -2.95%    2.25%    -1.09%
--------------------------------------------------------------------------
1 year            2.90    -2.00     2.07    -2.74     2.79     -0.54
--------------------------------------------------------------------------
5 years          26.08    20.09    21.46    19.66    24.35     20.34
Annual average    4.74     3.73     3.96     3.65     4.45      3.77
--------------------------------------------------------------------------
10 years        104.57    94.79    89.35    89.35    98.85     92.38
Annual average    7.42     6.89     6.59     6.59     7.12      6.76
--------------------------------------------------------------------------
Life of fund    170.10   157.34   145.19   145.19   160.06    151.56
Annual average    8.70     8.26     7.82     7.82     8.36      8.05
--------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/99

                              Salomon Bros.
                               World Govt.       Consumer
                               Bond Index       price index
--------------------------------------------------------------------------
6 months                         -3.35%            1.47%
--------------------------------------------------------------------------
1 year                            8.22             2.28
--------------------------------------------------------------------------
5 years                          40.04            12.75
Annual average                    6.97             2.43
--------------------------------------------------------------------------
10 years                        130.16            35.01
Annual average                    8.69             3.05
--------------------------------------------------------------------------
Life of fund                    161.46            46.95
Annual average                    8.40             3.28
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/99

                                   Class A         Class B       Class M
------------------------------------------------------------------------------
Distributions (number)                6               6             6
------------------------------------------------------------------------------
Income                             $0.420          $0.374        $0.404
------------------------------------------------------------------------------
Capital gains                         --              --            --
------------------------------------------------------------------------------
  Total                            $0.420          $0.374        $0.404
------------------------------------------------------------------------------
Share value:                    NAV      POP         NAV      NAV       POP
------------------------------------------------------------------------------
10/31/98                       $12.82   $13.46    $12.79     $12.77    $13.20
------------------------------------------------------------------------------
4/30/99                         12.71    13.34     12.67      12.65     13.07
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           6.14% 5.85%        5.40%      5.88%     5.69%
------------------------------------------------------------------------------
Current 30-day SEC yield2        4.03  3.84         3.28       3.78      3.66
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/99 (most recent calendar quarter)

                            Class A           Class B           Class M
(inception dates)           (6/1/87)          (2/1/94)          (3/17/95)
                         NAV      POP      NAV     CDSC      NAV       POP
------------------------------------------------------------------------------
6 months                 5.29%    0.30%    4.84%   -0.16%    5.09%     1.65%
------------------------------------------------------------------------------
1 year                   3.87    -1.06     3.03    -1.83     3.69      0.30
------------------------------------------------------------------------------
5 years                 24.14    18.26    19.52    17.74    22.39     18.43
Annual average           4.42     3.41     3.63     3.32     4.12      3.44
------------------------------------------------------------------------------
10 years               104.52    94.80    89.22    89.22    98.75     92.30
Annual average           7.42     6.90     6.59     6.59     7.11     6.76
------------------------------------------------------------------------------
Life of fund           168.30   155.63   143.71   143.71   158.39    149.94
Annual average           8.70     8.26     7.82     7.82     8.36      8.05
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund + [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

 + Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
April 30, 1999 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (47.9%)(a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
AUD       6,925,000  Australia (Government of) bonds 8 3/4s, 2008                                           $    5,636,782
CAD      16,975,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                             13,224,506
DKK      58,805,000  Denmark (Government of) bonds 4s, 2001                                                      8,493,888
EUR       2,957,137  France (Government of) deb. 6s, 2025                                                        3,630,799
EUR      16,765,261  Germany (Federal Republic of) bonds 7 1/8s, 2003                                           20,247,523
EUR       4,140,000  Germany (Federal Republic of) bonds Ser. 97,
                       6 1/2s, 2027                                                                              5,435,729
GRD   1,700,900,000  Hellenic Greece (Republic of) bonds 9.2s, 2002                                              5,840,843
EUR       6,507,346  Italy (Government of) bonds 10 1/2s, 2005                                                   9,542,294
EUR       5,828,206  Italy (Government of) bonds 5 3/4s, 2002                                                    6,690,372
EUR      14,613,991  Netherlands (Government of) bonds Ser. 1, 9s, 2000                                         16,444,960
EUR       6,847,543  Netherlands (Government of) bonds 7 1/2s, 2023                                              9,925,240
NZD      11,795,000  New Zealand (Government of) bonds 10s, 2002                                                 7,455,178
NZD       2,755,000  New Zealand (Government of) bonds 8s, 2006                                                  1,758,276
NZD      17,085,000  New Zealand (Government of) bonds 8s, 2004                                                 10,602,968
USD       5,450,000  Ontario (Province of) 6 1/4s, 2008                                                          2,972,441
EUR       2,602,382  Spain (Government of) bonds 6s, 2029                                                        3,164,942
EUR       8,730,000  Spain (Government of) bonds 5.15s, 2009                                                     9,910,593
SEK      30,700,000  Sweden (Government of) 10 1/4s, 2000                                                        3,909,124
SEK      74,900,000  Sweden (Government of) bonds Ser. 1035,
                       6 3/4s, 2014                                                                             10,953,896
SEK     178,100,000  Sweden (Government of) bonds Ser. 1039,
                       5 1/2s, 2002                                                                             22,529,805
SEK      67,000,000  Sweden (Government of) deb. Ser. 1041, 6s, 2005                                             8,922,395
GBP         680,000  United Kingdom Treasury bonds 8s, 2015                                                      1,509,886
GBP      14,180,000  United Kingdom Treasury bonds 7s, 2002                                                     24,127,518
GBP      17,250,000  United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                        31,682,618
RUB      41,205,000  U.S. Dollar GKO Pass Through Structured Note
                       (Issued by Deutsche Bank) The principal at
                       redemption is linked to the bid price for the
                       Russian Treasury Bill at maturity date zero %,
                       1999 (in default) (NON)                                                                      50,457
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $260,379,478)                                                                  $  244,663,033

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (21.6%)(a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (4.4%)
--------------------------------------------------------------------------------------------------------------------------
     $   22,520,000  Federal National Mortgage Association 6.5s, TBA, 5/15/29                               $   22,372,044

U.S. Treasury Obligations (17.2%)
--------------------------------------------------------------------------------------------------------------------------
         11,373,226  Treasury Inflation Index 3.875, January 15, 2009                                           11,359,010
                     U.S. Treasury Bonds
         18,990,000    6 3/8s, August 15, 2027                                                                  20,280,750
          8,035,000    5 1/4s, February 15, 2029                                                                 7,551,645
                     U.S. Treasury Notes
          8,415,000    6 1/8s, August 15, 2007                                                                   8,801,585
         19,700,000    4 3/4s, February 15, 2004                                                                19,312,107
         21,445,000    4 1/4s, November 15, 2003                                                                20,597,279
                                                                                                            --------------
                                                                                                                87,902,376
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $112,050,358)                                                                  $  110,274,420

CORPORATE BONDS AND NOTES (20.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Airlines (0.1%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,000,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                              $      725,000

Automotive (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Exide Holding Europe 144A bonds 9 1/8s, 2004 (France)                                         682,945
            750,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       774,375
                                                                                                            --------------
                                                                                                                 1,457,320

Banks (5.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,955,000  Depfa Bank notes 3 3/4s, 2009                                                               5,061,528
          3,280,000  Fuji JGB Inv. LLC 144A FLIRB 9.67s, 2049 (Japan)                                            3,066,800
          1,000,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                        980,550
          3,915,000  Hypothebk In Essen P/p 144A 4s, 2009                                                        4,088,223
          8,395,000  International American Development Bank notes 5 3/4s, 2004                                  4,618,265
DEM       9,811,900  Kreditanstalt Fuer Wiederauf bonds 5s,
                       2009 (Germany)                                                                           11,082,745
                                                                                                            --------------
                                                                                                                28,898,111

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,500,000  Geberit International AG sr. sub. notes 10 1/8s, 2007                                         925,019
            750,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     779,333
                                                                                                            --------------
                                                                                                                 1,704,352

Broadcasting (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               818,438
            750,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                      761,250
          1,900,000  Telewest Communications PLC deb. stepped-coupon 11s,
                       2007 (United Kingdom)                                                                     1,710,000
                                                                                                            --------------
                                                                                                                 3,289,688

Business Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                               834,375

Cable Television (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                          219,725
            110,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           114,950
            130,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                           135,200
            380,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                                389,500
          1,000,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                                   1,054,300
            750,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     759,803
          2,500,000  Diamond Cable Communications Co. Company guaranty 10s,
                       2008 (United Kingdom)                                                                     4,253,794
            130,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04) 2009 (STP)                                           88,075
          2,000,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                             1,370,000
                                                                                                            --------------
                                                                                                                 8,385,347

Cellular Communications (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Cencall Communications Corp. sr. disc. notes
                       10 1/8s, 2004                                                                               780,000
          1,500,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (11 3/4s, 08/13/02), 2007 (Canada) (STP)                                             745,731
            680,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                          527,000
            410,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        319,800
          1,250,000  Orange PLC sr. notes 8 5/8s, 2008 (United Kingdom)                                          2,162,094
                                                                                                            --------------
                                                                                                                 4,534,625

Computer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           785,625

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   21,900

Electric Utilities (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            1,132,360
            180,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                      180,900
                                                                                                            --------------
                                                                                                                 1,313,260

Electronics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                             1,387,500
          1,000,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                     1,075,000
                                                                                                            --------------
                                                                                                                 2,462,500

Energy-related (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          757,500

Entertainment (--%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  ITT Corp. notes 6 3/4s, 2005                                                                  187,780

Financial Services (5.4%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    22,800
            220,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                   173,800
          9,025,000  DSL Finance Nv bonds 5 3/4s, 2009 (Netherlands)                                             5,444,535
          8,455,000  LCR Finance bonds 4 1/2s, 2028 (United Kingdom)                                            12,619,159
            280,000  RBF Finance 144A company guaranty 11s, 2006                                                   292,600
         60,900,000  Realkredit Danmark bonds 7s, 2029 (Denmark)                                                 8,857,189
                                                                                                            --------------
                                                                                                                27,410,083

Food Chains (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Southland Corp. sr. sub. deb. 5s, 2003                                                        668,438

Gaming (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              566,250
            120,000  Mohegan Tribal Gaming, Auth. 144A sr. notes 8 1/8s, 2006                                      122,400
                                                                                                            --------------
                                                                                                                   688,650

Health Care (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 28,435
             40,000  Columbia/HCA Healthcare Corp. notes 7.69s, 2025                                                32,908
             60,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               54,445
            160,000  Columbia/HCA Healthcare Corp. med term notes notes
                       6.63s, 2045                                                                                 151,163
             80,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                        78,400
            920,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                             897,000
                                                                                                            --------------
                                                                                                                 1,242,351

Lodging (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    723,750
            750,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                     785,625
                                                                                                            --------------
                                                                                                                 1,509,375

Manufacturing (--%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 51,250

Metals and Mining (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                    269,325
          1,000,000  National Steel Corp. 144A 1st mtge. Ser. B, 9 7/8s, 2009                                    1,052,500
            750,000  P & L Coal Holdings Corp. company guaranty Ser. B, 9
                       5/8s, 2008                                                                                  780,000
                                                                                                            --------------
                                                                                                                 2,101,825

Oil and Gas (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s,
                       2005 (Canada)                                                                             1,278,125
             10,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                             1,500
                                                                                                            --------------
                                                                                                                 1,279,625

Packaging and Containers (--%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              175,100

Paper and Forest Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                     1,040,000
            750,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               780,000
          1,000,000  Tembec Industries, Inc. company guaranty 8 5/8s,
                       2009 (Canada)                                                                             1,035,000
                                                                                                            --------------
                                                                                                                 2,855,000

Pharmaceuticals (--%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         175,525

Retail (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                                 786,225

Shipping (--%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                                10,850

Telecommunications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,090,000  Colt Telecommunications Group PLC sr. notes 8 7/8s, 2007
                       (United Kingdom)                                                                          1,198,609
          1,000,000  Esprit Teleom Group PLC sr. notes 11s, 2008
                       (United Kingdom)                                                                            589,632
             30,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                32,850
          1,070,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          898,800
          1,250,000  Microcell Telecommunications Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (11 1/8s, 10/15/02), 2007 (Canada) (STP)                                     565,727
            170,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         179,350
GBP       1,250,000  NTL Inc. sr. unsub. Ser. B, 9 1/2s, 2008                                                    2,051,274
     $    1,000,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         815,280
          1,000,000  RSL Communications PLC bonds stepped-coupon zero %
                       (10s, 3/15/03), 2008 (STP)                                                                  351,615
             50,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         34,500
            750,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               810,000
                                                                                                            --------------
                                                                                                                 7,527,637

Telephone Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,100,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                       1,061,500
            230,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                       149,500
            180,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               178,650
            950,000  Versatel Telecom sr. notes 13 1/4s, 2008 (Netherlands)                                      1,026,000
          3,000,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12.4s, 4/15/03), 2008 (STP)                                                              1,054,846
                                                                                                            --------------
                                                                                                                 3,470,496

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  CMS Energy Corp. pass through certificates 7s, 2005                                           731,445
            360,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                                 360,774
                                                                                                            --------------
                                                                                                                 1,092,219
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $106,515,720)                                    $  106,402,032

BRADY BONDS (5.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    4,900,000  Argentina (Republic of) bonds 11 3/4s, 2009                                            $    5,071,500
          5,495,000  Brazil (Government of) disc. bonds FRB 6.125s, 2024                                         3,599,225
         12,825,355  Brazil (Government of) stepped-coupon zero%,
                       (8s, 4/30/00), 2014 (STP)                                                                 8,849,495
          3,265,000  United Mexican States bonds 10 3/8s, 2009                                                   3,493,550
         11,560,000  United Mexican States bonds Ser. B, 6 1/4s, 2019                                            9,147,428
                                                                                                            --------------
                     Total Brady Bonds (cost $29,202,791)                                                   $   30,161,198

PURCHASED OPTIONS OUTSTANDING (2.4%) (a) (cost $9,502,057)
CONTRACT                                                                                       EXPIRATION DATE/
AMOUNT                                                                                         STRIKE PRICE          VALUE
--------------------------------------------------------------------------------------------------------------------------
          7,200,000  U.S. Dollars in exchange for
                         Japanese Yen (Call)                                                    May 99/
                                                                                                115 JBY     $   12,145,814

UNITS (0.4%)(a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Jazztel 144A units, 14s, 2009                                                          $    1,073,870
          1,130,000  Network Plus Corp. units pfd. 13 1/4s, 2009                                                 1,158,250
                                                                                                            --------------
                     Total Units (cost $2,259,629)                                                          $    2,232,120

PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,500  Fresenius Medical Capital Trust II company guaranty
                       7.875% pfd. (Germany)                                                                $      860,105
                 90  R& B Falcon Corp. 13.875% pfd.                                                                 94,275
             33,806  TCR Holding Corp.Class E zero %, pfd.                                                           1,893
                                                                                                            --------------
                     Total Preferred Stocks (cost $952,082)                                                 $      956,273

COMMON STOCKS (--%) (a) (cost $403,384)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             11,327  PSF Holdings LLC Class A (NON)                                                         $      141,588

WARRANTS (--%) (a) (NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  Telehub Communications Corp.                                               7/31/05     $          250
                950  Versatel Teleco 144A                                                       5/15/08             66,500
                                                                                                            --------------
                     Total Warrants (cost $19,250)                                                          $       66,750

SHORT-TERM INVESTMENTS (4.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $15,000,000  Eureka Securitization effective yield of 4.82s, May 17, 1999                           $   14,967,867
          7,568,000  Interest in $292,698,000 joint repurchase agreement dated
                       April 30, 1999 with Warburg Securities due May 3, 1999
                       with respect to various U.S. Treasury obligations -- maturity
                       value of $7,571,071, for an effective yield of 4.87%                                      7,568,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $22,535,867)                                        $   22,535,867
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $543,820,616) (b)                                              $  529,579,095
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $510,320,752.

  (b) The aggregate identified cost on a tax basis is $547,241,886, resulting in gross unrealized appreciation and depreciation of $17,347,336 and $35,010,127, respectively, or net unrealized depreciation of $17,662,791.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      April 30, 1999, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY (Unaudited)

      Distribution of investments by country of issue at April 30, 1999: (as percentage of Market Value)

          Australia            1.1%
          Brazil               2.4
          Canada               4.7
          Denmark              1.6
          Germany              7.1
          Greece               1.1
          Italy                3.1
          Japan                2.9
          Mexico               2.4
          Netherlands          6.2
          New Zealand          3.7
          Spain                2.5
          Sweden               8.8
          United Kingdom      12.7
          United States       38.2
          Other                1.5
                             -----
          Total              100.0%
                             =====


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1999 (Unaudited)
(aggregate face value $576,626,656)
                                                                   Unrealized
                                     Aggregate Face     Delivery  Appreciation/
                        Market Value      Value           Date   (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $ 6,348,022   $ 6,019,920        6/16/99   $  328,102
Canadian Dollar             299,956       287,089        6/16/99       12,867
Danish Krone              2,469,027     2,562,061        6/16/99      (93,034)
Euro Dollars            268,938,537   277,238,278        6/16/99   (8,299,741)
Japanese Yen            298,167,828   290,519,308        6/16/99    7,648,520
-------------------------------------------------------------------------------
                                                                   $ (403,286)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1999 (Unaudited)
(aggregate face value $672,346,853)
                                                                   Unrealized
                           Market    Aggregate Face     Delivery  Appreciation/
                           Value          Value           Date   (Depreciation)
-------------------------------------------------------------------------------
British Pounds         $ 75,909,282  $ 76,005,783        6/16/99   $   96,501
Canadian Dollar           1,009,958       966,635        6/16/99      (43,323)
Euro Dollars            280,629,215   289,982,680        6/16/99    9,353,465
Greek Drachma             3,384,944     3,349,895        6/16/99      (35,049)
Japanese Yen            264,182,236   257,691,220        6/16/99   (6,491,016)
New Zealand Dollar       11,374,031    10,663,923        6/16/99     (710,108)
Swedish Krona            33,172,567    33,686,717        6/16/99      514,150
-------------------------------------------------------------------------------
                                                                   $2,684,620
-------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 1999 (Unaudited)

                                     Aggregate Face    Expiration   Unrealized
                         Total Value      Value           Date     Depreciation
-------------------------------------------------------------------------------
Euro Dollar
90 Day (Long)           $59,275,000   $59,332,750         Sep-99    $ (57,750)
U.S. Treasury Bond
20yr. (Long)             12,018,750    12,325,650         Jun-99     (306,900)
U.S. Treasury Bond
5yr. (Long)              50,013,281    50,023,034         Jun-99       (9,753)
U.S. Treasury Bond
5yr. (Long)              47,636,640    47,901,944         Sep-99     (265,304)
-------------------------------------------------------------------------------
                                                                    $(639,707)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $543,820,616) (Note 1)        $529,579,095
-----------------------------------------------------------------------------------------------
Cash                                                                                     28,926
-----------------------------------------------------------------------------------------------
Foreign currency (cost $930,433)                                                        885,813
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        9,771,896
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  358,435
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,291,768
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         146,296
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       18,083,517
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        980,557
-----------------------------------------------------------------------------------------------
Total assets                                                                        562,126,303

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     7,642
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     33,574,358
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              548,943
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            992,973
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               89,648
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,618
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,363
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  175,181
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          15,802,183
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           543,874
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   49,768
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    51,805,551
-----------------------------------------------------------------------------------------------
Net assets                                                                         $510,320,752

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $547,256,451
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (19,720,740)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                               (4,909,781)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (12,305,178)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $510,320,752

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($240,305,470 divided by 18,912,271 shares)                                              $12.71
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.71)*                                  $13.34
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($35,282,896 divided by 2,785,008 shares)**                                              $12.67
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($234,732,386 divided by 18,558,417 shares)                                              $12.65
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.65)*                                  $13.07
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax $181,237)                                              $15,527,407

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,002,550
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          411,356
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         9,945
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,267
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   306,137
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   176,568
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   553,334
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  15,197
-----------------------------------------------------------------------------------------------
Auditing                                                                                 20,343
-----------------------------------------------------------------------------------------------
Other                                                                                       279
-----------------------------------------------------------------------------------------------
Total expenses                                                                        3,500,976
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (10,476)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          3,490,500
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,036,907
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,858,164
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (243,995)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions                                   26,158,817
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                (13,525,538)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                                 (15,920,186)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (672,738)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $11,364,169
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       April 30      October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 12,036,907    $ 30,708,121
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                        28,772,986     (50,800,739)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        (29,445,724)     13,268,044
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            11,364,169      (6,824,574)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (8,076,805)     (9,890,406)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,040,744)     (1,207,442)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (7,089,749)     (8,427,540)
---------------------------------------------------------------------------------------------------------------
From return of capital
    Class A                                                                                  --      (9,983,386)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,218,794)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (8,506,768)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    11,667,930     188,890,353
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          6,824,801     142,831,443

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 503,495,951     360,664,508
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $19,720,740 and
$15,550,349, respectively)                                                         $510,320,752    $503,495,951
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.82           $13.94           $14.49           $13.62           $13.33           $15.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .32(c)           .77(c)           .71(c)           .83(c)          1.00              .97
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.01)            (.95)            (.24)             .82              .19            (1.84)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .31             (.18)             .47             1.65             1.19             (.87)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.42)            (.47)            (.59)            (.78)            (.62)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.43)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.47)              --               --             (.28)            (.80)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.42)            (.94)           (1.02)            (.78)            (.90)           (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.71           $12.82           $13.94           $14.49           $13.62           $13.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              2.44*           (1.14)            3.38            12.46             9.38            (5.93)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $240,305         $253,611         $316,837         $343,125         $366,476         $461,506
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .61*            1.26             1.29             1.32             1.34             1.27
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.46*            5.90             4.90             5.93             7.19             6.57
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            149.14*          561.48           638.66           429.38           300.66           359.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                         April 30                                                                         Feb. 1, 1994+
operating performance           (Unaudited)                           Year ended October 31                        to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.79           $13.90           $14.45           $13.60           $13.31           $15.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .27(c)           .67(c)           .59(c)           .72(c)           .77              .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.02)            (.94)            (.23)             .81              .33            (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .25             (.27)             .36             1.53             1.10            (1.46)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.37)            (.42)            (.52)            (.68)            (.55)            (.14)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.39)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.42)              --               --             (.26)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)            (.84)            (.91)            (.68)            (.81)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.67           $12.79           $13.90           $14.45           $13.60           $13.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              2.00*           (1.87)            2.62            11.57             8.63            (9.52)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $35,283          $36,017          $41,322          $41,106          $30,910          $22,387
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .99*            2.01             2.04             2.07             2.09             1.49*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.09*            5.17             4.22             5.13             6.59             4.76*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            149.14*          561.48           638.66           429.38           300.66           359.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                           For the period
Per-share                                          April 30                                                         Mar. 17, 1995+
operating performance                            (Unaudited)                  Year ended October 31                   to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.77           $13.89           $14.44           $13.59           $12.81
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .30(c)           .76(c)           .66(c)           .77(c)           .49
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.02)            (.95)            (.23)             .83              .88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .28             (.19)             .43             1.60             1.37
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.40)            (.46)            (.56)            (.75)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --             (.42)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --             (.47)              --               --             (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.40)            (.93)            (.98)            (.75)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.65           $12.77           $13.89           $14.44           $13.59
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               2.25*           (1.28)            3.15            12.14            10.87*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $234,732         $213,868           $2,506           $1,892             $509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .74*            1.51             1.54             1.58              .96*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           2..33*            5.55             4.74             5.52             4.78*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             149.14*          561.48           638.66           429.38           300.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Governmental Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks high current income by investing principally debt securities of foreign or U.S. governmental entities, including supranational issuers. The fund's secondary objectives are preservation of capital and long-term total return, consistent with high current income.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity method. Any premium resulting from the purchase of zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the ontract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1999, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1998, the fund had a capital loss carryover of approximately $30,261,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                       Expiration
--------------                    ----------------
    $5,448,000                    October 31, 2003
    24,813,000                    October 31, 2006

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $10,476 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $870 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $6,015 and $147,041 from the sale of class A and class M shares, respectively and $36,726 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $2,090 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $603,482,838 and $592,294,959, respectively. Purchases and sales of U.S. government obligations aggregated $148,959,945 and $127,040,442, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,594,534       $ 34,174,774
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      521,362          5,665,541
-----------------------------------------------------------------------------
                                                 3,115,896         39,840,315

Shares
repurchased                                     (3,985,521)       (51,072,604)
-----------------------------------------------------------------------------
Net decrease                                      (869,625)      $(11,232,289)
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,478,314       $ 45,389,551
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,232,502         16,052,340
-----------------------------------------------------------------------------
                                                 4,710,816         61,441,891

Shares
repurchased                                     (7,653,407)      (100,251,624)
-----------------------------------------------------------------------------
Net decrease                                    (2,942,591)      $(38,809,733)
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        670,193         $8,558,893
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       68,949            879,193
-----------------------------------------------------------------------------
                                                   739,142          9,438,086

Shares
repurchased                                       (770,996)        (9,815,569)
-----------------------------------------------------------------------------
Net decrease                                       (31,854)        $ (377,483)
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,505,220        $19,607,542
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      153,614          1,994,786
-----------------------------------------------------------------------------
                                                 1,658,834         21,602,328

Shares
repurchased                                     (1,814,622)       (23,589,537)
-----------------------------------------------------------------------------
Net decrease                                      (155,788)       $(1,987,209)
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,643,262        $59,437,177
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        4,315             54,906
-----------------------------------------------------------------------------
                                                 4,647,577         59,492,083

Shares
repurchased                                     (2,842,910)       (36,214,381)
-----------------------------------------------------------------------------
Net increase                                     1,804,667        $23,277,702
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,255,616       $338,237,961
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       10,841            140,813
-----------------------------------------------------------------------------
                                                25,266,457        338,378,774

Shares
repurchased                                     (8,693,157)      (108,691,479)
-----------------------------------------------------------------------------
Net increase                                    16,573,300       $229,687,295
-----------------------------------------------------------------------------



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Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

D. William Kohli
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Governmental Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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SA031-52505 041/220/906 6/99